Condensed Consolidated Statement of Stockholders'/Member's Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Class A Common Stock [Member] Common Stock [Member]	Class B Common Stock [Member] Common Stock [Member]	Class A Voting Preferred Units [Member]	Class B Voting Common Units [Member]	Class D Non Voting Preferred Units [Member]	LLC Interests [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	LLC Interests [Member]	Additional Paid-in Capital [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Accumulated Deficit [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retroactive application of recapitalization			$ (57,038)	$ (22,167)	$ (39,028)		$ 118,233
Retroactive application of recapitalization (in shares)							195,800
Financial Designation, Predecessor and Successor [Fixed List]													Predecessor
Beginning balance at Dec. 31, 2019			$ 57,038	$ 22,167	$ 39,028	$ 118,233		$ 645	$ 645	$ (104,485)	$ (104,485)	$ 14,393	$ 14,393
Beginning balance (in shares) at Dec. 31, 2019						195,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation									13				13
Net loss											(421)		(421)
Ending balance at Jan. 15, 2020							$ 118,233		658		(104,906)		13,985
Ending balance (in shares) at Jan. 15, 2020							195,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss													(47,790)
Ending balance at Dec. 31, 2020						$ 136,348	$ 136,348	929	929	(47,790)	(47,790)	89,487	89,487
Ending balance (in shares) at Dec. 31, 2020						195,800	195,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
New basis of equity on push down of acquisition by EVgo Holdco							$ 12,799		(658)		104,906		$ 117,047
Financial Designation, Predecessor and Successor [Fixed List]													Successor
Beginning balance at Jan. 16, 2020							$ 131,032						$ 131,032
Beginning balance (in shares) at Jan. 16, 2020							195,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation									929				929
Contributions							$ 5,316						5,316
Net loss											(47,790)		(47,790)
Ending balance at Dec. 31, 2020						$ 136,348	$ 136,348	$ 929	929	$ (47,790)	(47,790)	$ 89,487	$ 89,487
Ending balance (in shares) at Dec. 31, 2020						195,800	195,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retroactive application of recapitalization (in shares)							195,800
Financial Designation, Predecessor and Successor [Fixed List]													Successor
Share-based compensation									9,902				$ 9,902
Equitization of note payable, related party							$ 59,590						59,590
CRIS Business Combination, net of expenses	$ 7	$ 20					$ (195,938)		233,936				38,025
CRIS Business Combination, net of expenses (in shares)	67,299	195,800					(195,800)
Vesting of earnout shares	$ 0								10,853				10,853
Vesting of earnout shares (in shares)	719
Warrants exercised	$ 0								30				30
Warrants exercised (In shares)	3
Release of warrant liability									17				17
Net loss													(57,762)
Net loss											(40,938)		(40,938)
Fair value adjustment to noncontrolling interest									$ (255,667)		(1,269,630)		(1,525,297)
Ending balance at Dec. 31, 2021	$ 7	$ 20									$ (1,358,358)		$ (1,358,331)
Ending balance (in shares) at Dec. 31, 2021	68,021	195,800